SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PARENT COMPANY CNY	Dec. 31, 2013 PARENT COMPANY CNY	Dec. 31, 2012 PARENT COMPANY CNY
Cash flows from operating activities:
Net income attributable to Country Style Cooking Restaurant Chain Co., Ltd.	$ 6,117	37,954	39,550	75,636	37,954	39,550	75,636
Equity in earnings of subsidiaries					(60,333)	(57,585)	(94,669)
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Share-based compensation	3,334	20,685	15,894	15,700	20,685	15,894	15,700
Decrease (Increase) in due from subsidiaries					(973)	(953)	(1,477)
Increase (Decrease) in due to subsidiaries						(46)	(46)
Decrease in prepaid expenses and other current assets	(1,230)	(7,634)	(878)	(6,759)	(1,264)	1,221	697
Increase (Decrease) in accrued liabilities					(415)	(1,929)	(1,368)
Net cash provided by operating activities	24,528	152,196	141,422	173,730	(4,346)	(3,848)	(5,527)
Cash flows from financing activities:
Proceeds from early exercise of employee stock options	451	2,796	7,467	693	2,796	7,467	693
Net cash provided by financing activities	451	2,796	7,467	693	2,796	7,467	693
Effect of exchange rate change	21	128	(817)	(62)	136	1,300	388
Net increase (decrease) in cash and cash equivalents	(28,840)	(178,939)	143,126	(98,179)	(1,414)	4,919	(4,446)
Cash and cash equivalents, beginning of year	60,035	372,493	229,367	327,546	33,090	28,171	32,617
Cash and cash equivalents, end of year	$ 31,195	193,554	372,493	229,367	31,676	33,090	28,171